Segment Reporting (Details) - Schedule of total liabilities by segment - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Total liabilities
Total	R 1,632,697	R 620,122
South Africa [Member]
Total liabilities
Total	464,411	405,238
Africa – Other [Member]
Total liabilities
Total	59,513	56,088
Europe [Member]
Total liabilities
Total	98,351	90,547
Asia-Pacific, Middle East and USA [Member]
Total liabilities
Total	110,069	68,205
Total by segment [Member]
Total liabilities
Total	732,344	620,078
Corporate [Member]
Total liabilities
Total	R 900,353	R 44